ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

at December 31	2018	2017
(millions of Canadian $)

Trade payables	3,224	2,847
Fair value of derivative contracts (Note 24)	922	387
Unredeemed shares of Columbia	357	312
Regulatory liabilities (Note 10)	591	263
Other	314	248
	5,408	4,057